Total
BNY Mellon Global Equity Income Fund
Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Global Equity Income Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Global Equity Income Fund	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	none	none
Shareholder services fees	0.25%	0.25%	none	none
Miscellaneous other expenses	0.17%	0.19%	0.17%	0.10%
Total other expenses	0.42%	0.44%	0.17%	0.10%
Total annual fund operating expenses	1.17%	1.94%	0.92%	0.85%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Global Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	687	925	1,182	1,914
Class C	297	609	1,047	2,264
Class I	94	293	509	1,131
Class Y	87	271	471	1,049

Expense Example No Redemption - BNY Mellon Global Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	687	925	1,182	1,914
Class C	197	609	1,047	2,264
Class I	94	293	509	1,131
Class Y	87	271	471	1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52.78% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. Although the fund's investments will be focused among the major developed markets of the world, the fund may invest up to 30% of its assets in emerging markets. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country. The fund's sub-adviser, Newton Investment Management Limited, an affiliate of BNY Mellon Investment Adviser, Inc., typically will purchase stocks that, at the time of initial purchase, have a yield premium to the yield of the FTSE World Index, the fund's benchmark.

The fund's sub-adviser will combine a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up stock selection, based on fundamental research. In choosing stocks, the sub-adviser considers key trends in global economic variables; investment themes; relative values of different equity securities; company fundamentals; and long-term trends in currency movements.

The fund's sub-adviser may seek to manage currency risk by hedging all or a portion of the fund's currency exposure and, in its discretion, may use certain derivatives designed to alter the fund's foreign currency exposure. Typically, this involves buying forward contracts relating to foreign currencies.

The fund's sub-adviser will typically sell a stock after its yield consistently drops below the yield of the FTSE World Index. The fund also generally will sell securities when themes change or when the sub-adviser determines that a company's prospects have changed or that its stock is fully valued by the market.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

During the periods shown in the chart: Best Quarter Q4, 2020: 16.06% Worst Quarter Q1, 2020: -21.10% The year-to-date total return of the fund's Class A shares as of September 30, 2023 was 2.91%.
Average Annual Total Returns (as of 12/31/22)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class A shares, without reflecting any applicable sales charges for Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Global Equity Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	(9.23%)	5.18%	7.35%
Class C	(5.27%)	5.65%	7.18%
Class I	(3.44%)	6.72%	8.27%
Class Y	(3.40%)	6.80%	7.97%	Jul. 01, 2013
After Taxes on Distributions | Class A	(11.67%)	3.54%	5.97%
After Taxes on Distributions and Sale of Fund Shares | Class A	(3.55%)	4.08%	5.85%
FTSE World Index reflects no deductions for fees, expenses or taxes	(17.54%)	6.22%	8.91%